Non-Controlling Interests	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Non-Controlling Interests	Non-Controlling Interests
The Company’s subsidiaries and operations that have non-controlling interests are as follows:

Subsidiary/Operation	Non-controlling interest owner	Non-controlling interest as at Dec. 31, 2025	Non-controlling interest as at Dec. 31, 2024
TransAlta Cogeneration LP	Canadian Power Holdings Inc.	49.99%	49.99%
Kent Hills Wind LP	Natural Forces Technologies Inc.	17%	17%
TransAlta Cogeneration, LP (TA Cogen) operates a portfolio of cogeneration facilities in Canada and owns 50 per cent of Sheerness Units 1 and 2, a natural-gas-fired generating facility.
Kent Hills Wind LP, a subsidiary, owns and operates the 167 MW Kent Hills (1, 2 and 3) wind facilities located in New Brunswick.
Summarized financial information relating to subsidiaries with significant non-controlling interests is as follows:
TA Cogen

Year ended Dec. 31	2025	2024
Revenues	94	167
Net (loss) earnings and total comprehensive (loss) income	(52)	9
Amounts attributable to the non-controlling interest:
Net (loss) earnings	(20)	9
Total comprehensive (loss) income	(20)	9
Distributions paid to Canadian Power Holdings Inc.	11	40

As at Dec. 31	2025	2024
Current assets	49	47
Long-term assets	56	130
Current liabilities	(35)	(48)
Long-term liabilities	(36)	(32)
Total equity	(34)	(97)
Equity attributable to Canadian Power Holdings Inc.	(15)	(46)
Non-controlling interest share (per cent)	49.99	49.99
Kent Hills Wind LP

Year ended Dec. 31	2025	2024
Revenues	36	34
Net earnings and total comprehensive income	3	7
Amounts attributable to the non-controlling interest:
Net earnings and total comprehensive income	—	1

As at Dec. 31	2025	2024
Current assets	12	33
Long-term assets	466	463
Current liabilities	(18)	(26)
Long-term liabilities	(160)	(174)
Total equity	(300)	(296)
Equity attributable to non-controlling interests	(51)	(51)
Non-controlling interest share (per cent)	17	17